Cash Generated From operations (Details) - Schedule of cash generated from operations - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Schedule of cash generated from operations [Abstract]
Profit before taxation	R 696,048	R 616,683	R 471,230
Adjustments	448,804	339,630	283,925
Depreciation on property, plant and equipment	372,936	282,976	236,510
Amortization of intangible asset	25,856	12,786	2,005
Amortization of capitalized commission assets	46,957	31,262	22,996
Profit on disposal of property, plant and equipment	(1,191)	(748)	(2,357)
Finance income	(4,358)	(2,592)	(2,749)
Finance costs	9,302	16,831	31,438
Provision for warranties charge	(698)	(885)	(3,918)
Cash generated from operations before working capital changes	1,144,852	956,313	755,155
Changes in working capital
Decrease in Inventories		55,380	(34,019)
Increase in Trade and other receivables	(78,625)	(36,778)	(62,319)
Increase in Trade and other payables	115,179	15,671	42,127
Increase in Deferred revenue	43,227	128,405	6,264
Increase in Capitalized commission assets under IFRS 15	(95,999)	(64,437)	(71,454)
Cash generated from operations	R 1,128,634	R 1,054,554	R 635,754